SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies [Line Items]
Income tax benefit realization threshold	50.00%
Warranty income (expense)	$ 178	$ 654	$ (83)
Warranty provision	1,274	1,452
Trade receivables sold	21,993	10,422
Accrued severance pay	9,282	8,539
Financial expense related to factoring arrangements	575	506	585
Severance expense	$ 2,538	$ 2,336	$ 2,107
Outstanding options and RSU's excluded from the calculations of diluted net earnings per share due to their anti-dilutive effect	4,204,381	3,473,312	2,426,689
Impairment of long lived assets
Minimum [Member]
Significant Accounting Policies [Line Items]
Warranty period	1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Warranty period	3 years